Note 15 - Earnings (Loss) Per Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)	$ 2,088	$ (6,145)	$ (2,986)
Weighted average shares outstanding (in thousands) – basic (in shares)	1,300,795	1,288,977	1,282,141
Effect of dilutive securities:
Options and RSUs (in thousands) (in shares)	30,027
Weighted average shares outstanding (in thousands) – diluted (in shares)	1,330,822	1,288,977	1,282,141
EARNINGS (LOSS) PER SHARE (note 15)
Basic (in dollars per share)
Diluted (in dollars per share)